Segment and Geographic Information - Reconciliation of Sales, Operating Profit, Total Assets, Depreciation and Amortization and Capital Expenditures (Detail) (USD $)
In Millions, unless otherwise specified
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net sales	$ 401	$ 375	$ 1,170	$ 1,112	$ 1,453	$ 1,478	$ 1,359
Operating Profit	36	38	109	106	131	142	123
Depreciation and amortization	5	6	17	17	24	39	37
Total assets	1,035		1,035		960	1,459
Capital Expenditures	8	8	18	19	27	55	52
On and Off-highway segment [Member]
Segment Reporting Information [Line Items]
Net sales					1,455	1,483	1,367
Operating Profit					165	169	161
Depreciation and amortization					19	17	16
Total assets					720	735
Capital Expenditures					17	27	28
Corporate, eliminations and other [Member]
Segment Reporting Information [Line Items]
Net sales					(2)	(5)	(8)
Operating Profit					(34)	(27)	(38)
Depreciation and amortization					5	8	10
Total assets					240	308
Capital Expenditures							2
Operating Segments [Member]
Segment Reporting Information [Line Items]
Capital Expenditures	8	5	18	10
Operating Segments [Member] | On and Off-highway segment [Member]
Segment Reporting Information [Line Items]
Net sales	401	375	1,170	1,113
Operating Profit	50	48	142	132
Depreciation and amortization	5	5	14	13
Total assets	801		801		720
Capital Expenditures	8	5	17	10
Operating Segments [Member] | Corporate, eliminations and other [Member]
Segment Reporting Information [Line Items]
Capital Expenditures			1
Discontinued operations [Member]
Segment Reporting Information [Line Items]
Capital Expenditures		3		9
Corporate, Non-Segment [Member] | Corporate, eliminations and other [Member]
Segment Reporting Information [Line Items]
Net sales				(1)
Operating Profit	(14)	(10)	(33)	(26)
Depreciation and amortization		1	3	4
Total assets	$ 234		$ 234		$ 240